Plant and equipment, net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Plant and equipment, net

5. Plant and equipment, net

Plant and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	USD	USD
Equipment	69,393	69,393
Motor vehicle	68,068	93,902
Furniture and fixture	9,176	9,176

Less: accumulated depreciation	(112,529)	(109,964)
Amount classified as non-current assets	34,108	62,507

Depreciation expenses of plant and equipment, net totaled USD28,399 and USD30,786 for the year ended March 31, 2026 and 2025, respectively.

During the year ended March 31, 2026 and 2025, no plant and equipment was impaired.

Included in plant and equipment, net were assets under finance leases of USD14,103 and USD19,231 as of March 31, 2026 and 2025, respectively. The amount of related depreciation expense related to assets under finance leases was USD5,128 and USD5,128 for the years ended March 31, 2026 and 2025, respectively.